SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES - Costs incurred in oil and natural gas property acquisition, development, and exploratory activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Property acquisitions-proved	$ 1,169,882
Exploration costs	372,965
Development costs	21,830	$ 3,647
ARO liabilities incurred and change in estimates, net	(411,605)	190,750
Total	$ 758,277	$ 194,397